Earnings (loss) per share (EPS) (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings (loss) per share (EPS)
Profit (loss) attributable to Equity holders of the parent	R$ 16,780	R$ (9,431)	R$ (82,380)
Class A common shares
Earnings (loss) per share (EPS)
Profit (loss) attributable to Equity holders of the parent	R$ 8,534	R$ (4,379)	R$ (37,047)
Weighted average number of common shares outstanding (thousand)	28,357	23,938	22,603
Share-based compensation plan (thousands)	R$ 161	R$ 337	R$ 153
Basic earnings (loss) per share - R$	R$ 0.30	R$ (0.18)	R$ (1.64)
Diluted earnings (loss) per share - R$	R$ 0.30	R$ (0.18)	R$ (1.64)
Class B common shares
Earnings (loss) per share (EPS)
Profit (loss) attributable to Equity holders of the parent	R$ 8,246	R$ (5,052)	R$ (45,333)
Weighted average number of common shares outstanding (thousand)	27,401	27,614	27,658
Basic earnings (loss) per share - R$	R$ 0.30	R$ (0.18)	R$ (1.64)
Diluted earnings (loss) per share - R$	R$ 0.30	R$ (0.18)	R$ (1.64)